NON CONTROLLING INTEREST (Tables)	6 Months Ended
Jun. 30, 2018
Non Controlling Interest
Net loss attributable to the non-controlling interest

Net loss attributable to the non-controlling interest for the three months ended June 30, 2018:

Net loss	$(184)
Average Non-controlling interest percentage of profit/losses	24.2%
Net loss attributable to the non-controlling interest	$(45)

Net loss attributable to the non-controlling interest for the six months ended June 30, 2018:

Net loss	$(184)
Average Non-controlling interest percentage of profit/losses	24.2%
Net loss attributable to the non-controlling interest	$(45)

Summarizes the changes in non-controlling interest

The following table summarizes the changes in non-controlling interest for the six months ended June 30, 2018:

Balance, December 31, 2017	$-
Net loss attributable to the non-controlling interest	(45)
Balance, June 30, 2018	$(45)